Business Combinations - Narrative (Detail) - USD ($) shares in Millions									3 Months Ended			12 Months Ended
	Nov. 29, 2017	Nov. 09, 2017	Sep. 30, 2017	Sep. 07, 2017	Aug. 17, 2017	Jul. 28, 2017	Mar. 01, 2017	Jun. 08, 2015	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 21, 2017
Business Acquisition [Line Items]
Goodwill			$ 0						$ 82,000,000	$ 0		$ 82,000,000	$ 84,000,000	$ 81,000,000
Goodwill impairment charges			$ 55,000,000							55,000,000		73,000,000	0	0
Acquisition-related expenses												5,000,000		$ 14,000,000
Former magazines, catalogs and retail inserts
Business Acquisition [Line Items]
Goodwill									0			0
Goodwill impairment charges										$ 55,000,000		73,000,000
Clark Group
Business Acquisition [Line Items]
Purchase price of acquisition, cash	$ 25,000,000
Goodwill	$ 16,000,000								16,000,000			16,000,000
Business acquisition, net sales of acquiree since acquisition date												4,000,000
Clark Group | Former magazines, catalogs and retail inserts
Business Acquisition [Line Items]
Goodwill impairment charges									18,000,000
Quality Park
Business Acquisition [Line Items]
Purchase price of acquisition, cash		$ 41,000,000
Business acquisition, net sales of acquiree since acquisition date												16,000,000
Gain on bargain purchase												3,000,000
Publishers Press
Business Acquisition [Line Items]
Purchase price of acquisition, cash				$ 70,000,000
Goodwill				$ 2,000,000					2,000,000			2,000,000
Business acquisition, net sales of acquiree since acquisition date												53,000,000
Business acquisition, income (loss) from operations of acquiree since acquisition date												1,000,000
NECI
Business Acquisition [Line Items]
Goodwill															$ 1,000,000
Business acquisition, net sales of acquiree since acquisition date												2,000,000
Business acquisition, income (loss) from operations of acquiree since acquisition date												(1,000,000)
Purchase price, included in estimated contingent consideration									1,000,000			1,000,000			6,000,000
Estimated fair value of contingent consideration															$ 1,000,000
CREEL
Business Acquisition [Line Items]
Goodwill					$ 26,000,000				26,000,000			26,000,000
Business acquisition, net sales of acquiree since acquisition date												47,000,000
Purchase price, included in estimated contingent consideration					79,000,000				1,000,000			1,000,000
Estimated fair value of contingent consideration					1,000,000
CREEL | Maximum
Business Acquisition [Line Items]
Contingent consideration in cash payments					$ 10,000,000
Fairrington
Business Acquisition [Line Items]
Purchase price of acquisition, cash						$ 19,000,000
Goodwill						$ 22,000,000			22,000,000			22,000,000
Business acquisition, net sales of acquiree since acquisition date												28,000,000
Business acquisition, income (loss) from operations of acquiree since acquisition date												$ 1,000,000
Issuance of common stock shares for acquisitions of businesses						1.0						1.0
Aggregate purchase price of acquisition						$ 39,000,000
HudsonYards
Business Acquisition [Line Items]
Purchase price of acquisition, cash							$ 3,000,000
Goodwill							$ 2,000,000
Business acquisition, net sales of acquiree since acquisition date												$ 8,000,000
Business acquisition, income (loss) from operations of acquiree since acquisition date												(1,000,000)
2017 Acquisitions
Business Acquisition [Line Items]
Tax deductible goodwill									$ 39,000,000			$ 39,000,000
Continuum
Business Acquisition [Line Items]
Purchase price of acquisition, cash											$ 2,000,000		$ 7,000,000
Goodwill											5,000,000
Aggregate purchase price of acquisition											$ 9,000,000
Courier Corporation
Business Acquisition [Line Items]
Purchase price of acquisition, cash								$ 137,000,000
Issuance of common stock shares for acquisitions of businesses								8.0
Aggregate purchase price of acquisition								$ 292,000,000
Debt assumed								78,000,000
Cash acquired from acquisition								21,000,000
Courier Corporation | Brazil
Business Acquisition [Line Items]
Aggregate purchase price of acquisition								6,000,000
Debt assumed								$ 2,000,000